SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of potentially dilutive securities that have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive

	Years Ended December 31,
	2016	2015
Warrants to purchase common stock	666,667	3,000,000
Cashless warrants not converted to common stock	783,112	—
Stock options	3,680,000	600,000
Total potentially dilutive securities	5,129,779	3,600,000

Schedule of significant concentrations in revenues and accounts receivable

Percentage of Revenue:

	Years Ended December 31,
	2016	2015
Customer A	95%	36%
Customer B	3%	32%
Customer C	2%	18%

Percentage of Accounts Receivable:

	Years Ended December 31,
	2016	2015
Customer D	75%	56%
Customer E	25%	41%
Customer F	%	1%